SHAREHOLDERS’ EQUITY (Details Narrative)																															1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 10, 2025	Aug. 29, 2024 USD ($)	Aug. 29, 2024 GBP (£)	Aug. 28, 2024 £ / shares shares	Aug. 15, 2024 USD ($)	Aug. 15, 2024 GBP (£)	Aug. 13, 2024 £ / shares shares	Jul. 31, 2024	May 06, 2024 GBP (£) shares	Mar. 12, 2024 USD ($) shares	Mar. 12, 2024 GBP (£) shares	Mar. 11, 2024 USD ($) shares	Mar. 11, 2024 GBP (£) shares	Mar. 08, 2024 £ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Dec. 18, 2023 GBP (£) £ / shares shares	Dec. 15, 2023	Sep. 05, 2023 £ / shares	Aug. 30, 2023 USD ($) shares	Aug. 30, 2023 GBP (£) shares	Mar. 27, 2023 USD ($) $ / shares shares	Mar. 27, 2023 GBP (£) shares	Nov. 27, 2022 USD ($) $ / shares shares	Nov. 27, 2022 GBP (£)	Nov. 24, 2022 $ / shares shares	Nov. 15, 2022 $ / shares shares	Jun. 08, 2022 USD ($) shares	Jun. 08, 2022 GBP (£) shares	Feb. 10, 2022 USD ($) shares	Feb. 10, 2022 GBP (£) shares	Jan. 31, 2024 £ / shares shares	Jan. 31, 2023 £ / shares shares	Aug. 31, 2023 USD ($)	Aug. 31, 2023 GBP (£)	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) shares	Mar. 20, 2025 $ / shares	Jan. 03, 2025 $ / shares	May 06, 2024 $ / shares shares	May 06, 2024 £ / shares shares	Dec. 21, 2023 £ / shares	Nov. 24, 2022 £ / shares	Nov. 15, 2022 £ / shares	Aug. 09, 2022 USD ($) shares	Aug. 09, 2022 GBP (£) £ / shares shares	Feb. 10, 2022 GBP (£) shares	Apr. 30, 2021 USD ($)	Aug. 25, 2020 £ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payment for common stock | £																																			£ 397,398	£ 397,398
Share price | £ / shares																																																	£ 215.00
Issuance of ordinary shares																																			2,550,807,451	20,570,088
Shares issued																													16																		16
Issuance of ordinary shares																											230,000	230,000	63,280	63,280
Issuance of shares | £																																			£ 791,723	£ 5,233,113	£ 16,799,828
Conversion of loan | $																													$ 13,400,000
Convertible note																																													$ 800,000	£ 600,000		$ 20,000,000
Proceeds from issuance of warrants | £																																				5,127,260	18,806,153
Proceeds from warrant exercises | £																																			11,084,447
Sale of stock | £																												£ 58
Proceeds from issuance of ordinary shares																											$ 4,600,000	3,700,000							£ 819,635	£ 4,186,862	£ 3,369,877
Offering expenses																											$ 800,000	£ 600,000
Warrants																																													11,678	11,678
Conversion price | £ / shares																																														£ 5,000
Conversion price not being bwlow | £ / shares																																														£ 2,000
Warrant exercise price decrease | £ / shares																		£ 316.28
Common Stock, Par or Stated Value Per Share | £ / shares																																			£ 0.0001	£ 0.0001
American depositary shares ratio description								one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares.									On December 15, 2023, the Company changed its ratio of American Depositary Shares (“ADSs”) ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																																						$ 1.00
American depositary shares ratio description	one ADS representing 200 ordinary shares to one ADS representing 4,000 ordinary shares.
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Amount												$ 24,760	£ 19,765
Securities First Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock | £																								£ 39
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares															375	375
Warrants to purchase ADSs															8,375
Proceeds from warrant exercises | $															$ 3,500,000
Warrant exercise price | £ / shares				£ 15.20			£ 15.60
Proceeds from Issuance or Sale of Equity		$ 6,000,000.0	£ 4,600,000		$ 2,000,000.0	£ 1,600,000															$ 4,900,000	£ 4,000,000.0
Payments of Stock Issuance Costs | £																						£ 500,000
Debt Conversion, Converted Instrument, Amount																																	$ 810,000	£ 630,000
Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																			117	117
Proceeds from issuance of warrants																			$ 2,800,000	£ 2,200,000
Securities Third Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares															1,500,000	1,500,000
Warrants to purchase ADSs															3,119
Sale of stock | £																£ 375
Proceeds from issuance of ordinary shares | $															$ 3,500,000
Warrant exercise price | $ / shares															$ 400
Warrants and Rights Outstanding, Term															5 years
Warrant, Exercise Price, Increase | £ / shares																£ 316.28		£ 1,400
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																													21																		21
Issuance of ordinary shares																													82,353	82,353
Convertible note | £																																															£ 9,900,000
Proceeds from issuance of warrants | £																														£ 47
Proceeds from warrant exercises																													$ 17,500,000	12,800,000
Underwriter fees																													$ 3,000,000.0	2,200,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | £ / shares																																			£ 215.00
Common Class A [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares																																			24,693
Fair value of shares issued | £																																			£ 3,800,000
American Depositary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares																																													3,676	3,676
Shares issued																																													1	1
Warrants to purchase ADSs																													32																2	2	32
American Depositary Shares [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of loan notes																																													$ 800,000	£ 700,000
Series A Ordinary Warrant [Member] | Securities First Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																							368
Series B Ordinary Warrant [Member] | Securities First Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																							368
Series E Purchase Warrant [Member] | Securities Second Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs															8,750
Deferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payment for common stock | £																																			£ 100,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares										12,475,000	12,475,000														3	21					27,960,000	1,315,000			287,504,353	19,620,130	559,006
Issuance of shares | £																														31,640					£ 28,751	£ 1,962	£ 202,017
Proceeds from warrant exercises										$ 1,263,000	£ 986,772
Issuance of ordinary shares per share | (per share)																									$ 6.51	$ 7.565						£ 0.0001											£ 5.41	£ 6.362
Common Stock, Par or Stated Value Per Share | £ / shares																															£ 0.0001
Common Stock [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share | £ / shares														£ 0.0001
Stock Issued During Period, Shares, Issued for Services														2,421,400
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services												476,153	476,153
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares				10,711,600			4,790,000														215,000	215,000
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares | £																														£ 41,176
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares per share | £ / shares																																£ 0.0001
Prefunded Warrant [Member] | Securities First Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																							329
Warrant exercise price | $ / shares																							$ 100
Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																					806
Issuance of ordinary shares per share | (per share)				£ 19.98			£ 19.98														$ 6,396
Warrant exercise price | £ / shares				0.02			£ 0.02
Prefunded Warrant [Member] | Securities Third Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs															8,375
Warrant exercise price | $ / shares															$ 400
Ordinary Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of warrants																							$ 7,400,000	£ 6,100,000
Warrants and Rights Outstanding, Term																			5 years 6 months	5 years 6 months
Ordinary Warrant [Member] | Securities First Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price | $ / shares																							$ 99.98
Ordinary Warrant [Member] | Securities Third Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Exercise Price, Increase | $ / shares															$ 0.20
American Depositary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares										3,119	3,119																				6,990	329
American Depositary Shares [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																																							$ 1.00
American Depositary Shares [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares														605
American Depositary Shares [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares												119	119
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares							1,198														54	54
Series C Ordinary Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																					859
Warrants and Rights Outstanding, Term																					5 years
Placement Agent Warrants [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																					64
Warrant exercise price | $ / shares																					$ 6,400
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																					700
Warrant exercise price | $ / shares																					$ 20,000
Warrant exercise price decrease | $ / shares																					$ 7,000
Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares per share | £ / shares				£ 20.00			£ 20.00
Warrants and Rights Outstanding, Term				1 year			1 year
Warrant [Member] | Securities Third Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares															33,500,000	33,500,000
Warrants to purchase ADSs															35,000,000
Series A Warrant Holders [Member] | Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants																			350	350
Series B Warrant Holders [Member] | Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants																			350	350
Series C Warrant Holders [Member] | Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants																			859	859
Series D Warrants [Member] | Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																			3,119	3,119
Series E Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares									4,000
Warrants to purchase ADSs																																								8,750	8,750
Proceeds from issuance of warrants | £									£ 3,100,000
Warrant exercise price | (per share)																																								$ 25.00	£ 19.925	£ 357
Series F Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																																								70,000,000	70,000,000
New Warrants ADS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase ADSs																																								17,500	17,500